Reconciliation of Total Business Segment Assets to Consolidated Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 2,510.0	$ 2,420.4	$ 2,612.2
Cash and cash equivalents	639.8	655.6	714.9	828.3
Deferred income taxes	146.9	191.3
Prepaid postretirement assets	83.7	3.3	43.9
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	1,530.5	1,469.1	1,555.9
Deferred income taxes	136.4	184.3	208.6
Other Corporate Assets
Segment Reporting, Asset Reconciling Item [Line Items]
Other assets	$ 119.6	$ 108.1	$ 88.9